Lease liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of Leases [Line Items]
Lease liabilities	$ 1,772	$ 3,116	$ 3,569	$ 4,620
Lease liabilities	333	1,645	2,278	3,373
Lease liabilities	$ 1,439	1,471	1,291	$ 1,247
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	14.20%
Rental charges	$ 1,737	$ 1,559	$ 1,248
IFRS 16
Disclosure of Leases [Line Items]
Right-of-use assets	$ 1,185